FORM N SAR SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: // (a)

or fiscal year ending:  12/31/99

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) n

Those items or sub-items with a box " / " after the item number should be completed only if the answer has changed from the previous filing on this form.
1A. Registrant Name:  First Allmerica Financial Life
Insurance & Annuity Company
Separate Account Fulcrum Variable Life
  B. File Number: 8ll-7913
 C. Telephone Number:  508-855-6982

2.A. Street: 440 Lincoln Street
   B. City: Worcester    C. State:  MA  D. Zip Code:
                      01653  Zip
Ext:
   E. Foreign Country:
3. Is this the first filing on this form by Registrant? (Y/N) Y
4. Is this the last filing on this form by Registrant?
(Y/N) N
5. Is Registrant a small business investment company
(SBIC)? (Y/N) N
    [If answer is''Y" (Yes), complete only items 89
                     through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)
Y
    [If answer is 'Y" (Yes) complete only items 111
                     through 132.]

111. A.  / Depositor Name:  Allmerica Financial Life
Insurance & Annuity Company
        B.  / File Number (If any):
        C.  / City: Worcester  State: MA   Zip Code:
01653  Zip Ext.:
        / Foreign Country: Foreign Postal Code:
112. A.  / Sponsor Name: Allmerica Financial Life
Insurance & Annuity Company
 .       B.  / File Number (If any): _
 C.  / City:  Worcester  State:  MA   Zip Code; 01653

113. A. / Trustee Name:
        B.  /  City: _ State: Zip Code: ZipExt.:
       /  Foreign Country: Foreign Postal Code:

114. A. /  Principal Underwriter Name: Allmerica
        Investments, Inc. B. / File Number: 8-14716
        C. / City: Worcester  State: MA   Zip Code:
01653  Zip Ext.:
       / Foreign Country:    ForeignPostalCode:

115. A. /  Independent Public Accountant Name:
PriceWaterhouseCoopers LLP
      B./ City:  Boston   State:  MA  Zip Code: 02110
         / Foreign Country: ForeignPostalCode:
116. Family of investment companies information:
     A. /  Is Registrant part of a family of
investment companies? (Y/N) Y
      B.  / Identify the family in 10 letters:  A L L
M E R I C A A
          (NOTE:In filing this form, use this
identification consistently for all investment companies in family. This designation is for purposes of this form only.)
117. A. / Is Registrant a separate account of an insurance company? (Y/N) Y
        If answer is "Y" (Yes), are any of the

following types of contracts funded by the

Registrant?:

        B.  / Variable annuity contracts? (Y/N) N

       C.  / Scheduled premium variable life
        contracts? (Y/N) N D. / Flexible premium variable life contracts? (Y/N) Y E. / Other types of insurance products registered under the Securities Act of 1933 ? (Y/ N) N

118.  / State the number of series existing at the end
of the period that had securities registered under the
Securities Act of
1933..................................................
 ........ 1

119.   / State the number of new series for which
registration
statements under the Securities Act of 1933 became
effective during the period
 ......................................................
 ............ .......1

120.  / State the total value of the portfolio
securities on the date of deposit for the new series
included in item 119 ($000's
omitted)..............................................
 ............ .....0

121.  / State the number of series for which a current
prospectus was in existence at the end of the period
 ................................ 1

122.  / State the number of existing series for which
additional units were registered under the Securities
Act of 1933 during the current period
 ....................................................0

123.  / State the total value of the additional units
considered in answering item
122($000'somitted)....................................
 ........ $0

 124.  / State the total value of units of prior
series that were
placed in the portfolios of subsequent series during
the current period (the value of these units is to be
measured on the date they were placed in the
subsequent series) ($000's
omitted).........................................$0

125. /   State the total dollar amount of sales loads
collected
(before reallowances to other brokers or dealers) by
Registrant's principal underwriter and any underwriter
which is an affiliated person of the principal
underwriter during the current period solely from the
sale of units of all
     series of Registrant ($000's
omitted).................................$0

126.  Of the amount shown in item 125, state the
total dollar amount of sales loads collected from
secondary market operations in Registrants units
(include the sales loads, if any, collected
on units of a prior series placed in the portfolio of
a subsequent series.) ($000's omitted).....$0
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily
(based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                Number of       Total
Assets
Total Income
Series
($000's         Distributions
Investing       omitted)       ($000's omitted)
A.  U.S. Treasury direct issue .
B.   U.S Government agency .
C.   State and municipal
      tax-
free............
 . D.  Public
utility debt....
E.  Brokers or
     dealers
     debt or
     debt of
     brokers' or
     dealers'
     pare.......
     .
F.  All other
        corporate
        intermed. &
        long-term
        debt ..
G. All other
     corporate short-
     term
     debt............
     ...........
H. Equity securities
    of brokers or
    dealers or
    parents of
     brokers or
     dealers
I. Investment company equity
     securities..............
J.  All other equity securities          1          $0
0
K. Other securities.......................
L. Total assets of all series
     of registrant                       1          $0
128. / Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

[If answer is "N" (No), go to item 131.]

131. Total expenses incurred by all series of Registrant
     during
the current reporting period($000's
omitted)....................$0

132. /List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
811-
811-